Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
NOTE 3 — PROPERTY AND EQUIPMENT, NET

The following table summarizes property and equipment, net as of December 31, 2017 and 2016 (in thousands):

	December 31,
	2017	2016
Land and site improvements	$11,656	$9,355
Buildings and improvements	60,804	14,750
Transportation fleet	39,153	16,520
Software	21,009	10,065
Furniture, fixtures and equipment	12,239	3,704
Total property and equipment excluding construction in progress	144,861	54,394
Less: accumulated depreciation and amortization	(20,453)	(9,752)
Property and equipment excluding construction in progress, net	124,408	44,642
Construction in progress	24,273	15,950
Property and equipment, net	$148,681	$60,592

Depreciation and amortization expense was approximately $11.6 million, $4.7 million and $2.8 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts primarily relate to assets associated with selling, general and administrative activities and are included as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations.

The Company capitalized internal use software costs totaling approximately $11.5 million, $4.4 million and $2.7 million during the years ended December 31, 2017, 2016 and 2015, respectively, which is included in software and construction in progress in the table above. The Company capitalized approximately $7.9 million, $3.7 million and $2.1 million during the years ended December 31, 2017, 2016 and 2015, respectively, of payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use.

The Company capitalizes interest in connection with various construction projects to build, upgrade or remodel certain of its facilities. During the years ended December 31, 2017, 2016 and 2015, the Company incurred total interest costs of approximately $8.6 million, $3.6 million and $1.4 million, respectively, of which approximately $0.9 million, $0.0 million and $0.0 million, respectively, were capitalized.